FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - CARRYING VALUE AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Carrying Value | Current Maturities of Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ 0	$ (40,000)
Carrying Value | Long-term Debt, Net of Current Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	(1,176,493)	(1,176,871)
Fair Value | Current Maturities of Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	0	(39,850)
Fair Value | Long-term Debt, Net of Current Maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, fair value disclosure	$ (1,244,641)	$ (1,204,548)